Cover	Jun. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 09, 2023
Entity File Number	001-41478
Entity Registrant Name	ADDENTAX GROUP CORP.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100, Block A
Entity Address, Address Line Two	Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+(86)
Local Phone Number	755 82330 336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ATXG
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false